Offerings - Offering: 1	Oct. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 5,228,671,935.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 722,079.59
Offering Note

(1)	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of October 9, 2025, by and among Akero Therapeutics, Inc., Novo Nordisk A/S and NN Invest Sub, Inc.

(2)	Title of each class of securities to which the transaction applies: Common stock, par value $0.0001 per share, of Akero Therapeutics, Inc.

(3)	Aggregate number of securities to which transaction applies:
As of October 20, 2025, the maximum number of shares of Akero Therapeutics, Inc.’s common stock, par value $0.0001 per share, to which this transaction applies is estimated to be 90,272,297, which consists of:
	(a)	80,753,364 shares of issued and outstanding common stock entitled to receive the per share merger consideration of up to $60.00 per share (the “Aggregate Per Share Merger Consideration”), which consists of a $54.00 per share cash payment upfront and one contingent value right (“CVR”) that could result in an additional cash payment of $6.00 per share;
	(b)	722,728 shares of common stock underlying restricted stock units entitled to receive the Aggregate Per Share Merger Consideration;
	(c)	10,824 estimated shares of common stock that may be issued under the Company’s 2019 Employee Stock Purchase Plan prior to the closing of the transaction entitled to receive the Aggregate Per Share Merger Consideration;
	(d)	7,158,624 shares of common stock underlying outstanding and unexercised options that have an exercise price of less than $54.00 (an “In the Money Option”) that are vested or that will vest upon the closing of the transaction entitled to receive the Aggregate Per Share Merger Consideration less any applicable exercise price;
	(e)	1,562,500 shares of common stock underlying outstanding Pre-Funded Warrants entitled to receive upon exercise the Aggregate Per Share Merger Consideration less the exercise price of $0.0001; and
	(f)	64,257 shares of common stock underlying outstanding Hercules Warrants entitled to receive upon exercise the Aggregate Per Share Merger Consideration less the exercise price of $8.17.

(4)	Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (set forth the amount on which the filing fee is calculated and state how it was determined):
Estimated solely for the purposes of calculating the filing fee, as of October 20, 2025, the underlying value of the transaction was calculated as the sum of:
	(a)	the product of 80,753,364 shares of issued and outstanding common stock and the Aggregate Per Share Merger Consideration;
	(b)	the product of 722,728 shares of common stock underlying restricted stock units and the Aggregate Per Share Merger Consideration;
	(c)	the product of 10,824 estimated shares of common stock that may be issued under the Company’s 2019 Employee Stock Purchase Plan prior to the closing of the transaction and the Aggregate Per Share Merger Consideration;
	(d)	the product of 7,158,624 In-the-Money Options that are vested or that will vest upon the closing of the transaction and $33.858, which is the difference between the Aggregate Per Share Merger Consideration and the In-the-Money Options’ weighted-average exercise price of $26.142;
	(e)	the product of 1,562,500 shares of common stock underlying outstanding Pre-Funded Warrants and $59.9999, which is the difference between the Aggregate Per Share Merger Consideration and the Pre-Funded Warrants’ exercise price of $0.0001; and
	(f)	the product of 64,257 shares of common stock underlying outstanding Hercules Warrants and $51.83, which is the difference between the Aggregate Per Share Merger Consideration and the Hercules Warrants’ exercise price of $8.17.

(5)	In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.